Document and Entity Information	Apr. 18, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 18, 2023
Entity Registrant Name	Lucira Health, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39976
Entity Tax Identification Number	27-2491037
Entity Address, Address Line One	1315 63rd Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	814
Local Phone Number	574-1546
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LHDXQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security Exchange Name	NONE
Entity Central Index Key	0001652724
Amendment Flag	false